CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 66,686	$ 124,379
Accounts receivable, net	44,128,933	45,188,231
Other receivables, net	189,800	424,313
Other receivables - related parties	124,752	123,532
Contract assets	39,309,995	31,438,860
Prepayments and other current assets, net	497,181	405,136
Total current assets	84,317,347	77,704,451
OTHER ASSETS
Property and equipment, net	1,087,057	1,291,322
Intangible assets, net		5,628
Deferred tax assets, net	3,499,649	1,208,689
Contract assets, noncurrent		8,550,498
Escrow	0	600,000
Total other assets	4,586,706	11,656,137
Total assets	88,904,053	89,360,588
CURRENT LIABILITIES
Accounts payable	39,221,439	36,347,893
Short-term loans - banks	1,153,654	1,814,551
Short-term loans - third parties	2,057,311	836,765
Short-term loans - related parties	2,560,675	2,794,894
Other payables and accrued liabilities	2,298,833	2,220,896
Other payables - related party	256,348	256,863
Contract liabilities	28,809	28,026
Taxes payable	10,329,598	7,408,674
Total current liabilities	57,906,667	51,708,562
OTHER LIABILITIES
Long-term loan - bank	357,495	213,969
Total other liabilities	357,495	213,969
Total liabilities	58,264,162	51,922,531
SHAREHOLDERS’ EQUITY
Additional paid-in capital	14,316,883	11,578,633
Statutory reserves	3,433,589	3,433,589
Retained earnings	14,258,161	24,455,403
Accumulated other comprehensive loss	(1,429,733)	(2,210,909)
Total CDT Environmental Technology Investment Holdings Limited shareholders’ equity	30,612,713	37,283,779
Noncontrolling interests	27,178	154,278
Total shareholders’ equity	30,639,891	37,438,057
Total liabilities and shareholders’ equity	88,904,053	89,360,588
Common Stock Class A [Member]
SHAREHOLDERS’ EQUITY
Common Stock, Value, Issued	33,813	27,063
Common Stock Class B [Member]
SHAREHOLDERS’ EQUITY
Common Stock, Value, Issued